Cover	Feb. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
DocumentPeriodEndDate	Feb. 24, 2025
File Number	333-225433
Registrant Name	AVANT TECHNOLOGIES INC.
Entity Central Index Key	0001740797
TaxIdentification Number	38-4053064
Incorporation State Country Code	NV
address	5348 Vegas Drive
Address City	Las Vegas
Address State	NV
Address Postal Zip Code	89108
City Area Code	866
phone number	533-0065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false